Allowance for credit losses - Activity in Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	$ 477,708	$ 569,348
Provision (reversal) for loan losses	292,536	165,779	$ 228,072
Balance at end of period	896,250	477,708	569,348
ASC Subtopic 310-30
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	$ 74,039	122,135
Provision (reversal) for loan losses		1,119
Net charge-offs		(49,215)
Balance at end of period		$ 74,039	$ 122,135